UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 12/31/04

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Halcyon Asset Management LLC
Address: 477 Madison Avenue
         8th Floor
          New York, NY  10022

13F File Number:  28-06072

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      James Pasquarelli
Title:     Cheif Financial Officer
Phone:     212-303-9414

Signature, Place, and Date of Signing:

     James Pasquarelli     New York, NY     February 10, 2005


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE THE SECURITIES EXCHANGE
ACT OF 1934.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     28

Form13F Information Table Value Total:     195156


List of Other Included Managers:

List of Other Managers Reporting for this Manager:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filled, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                            TITLE
                            OF                               VALUE  SHARES/ SH/ PUT/ INVSTMT OTHER             VOTING AUTHORITY
NAME OF ISSUER              CLASS               CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------------------------------------------------------------------------------------------------------------
Alaska Comm Systems Group   COMMON              01167P101      103    11908     X    SOLE                    11908
Banknorth Group Inc         COMMON              06646R107    10340   282504     X    SOLE                   282504
Caersars Entertainment Inc  COMMON              127687101    26846  1332970     X    SOLE                  1332970
Citizens Communications     COMMON              17453B101    10117   733634     X    SOLE                   733634
Comdisco Hldg Co Inc Cmn    COMMON              200334100     1340    60083     X    SOLE                    60083
DoubleClick                 COMMON              258609304     1473   189305     X    SOLE                   189305
Femsa                       COMMON              344419106     8125   154433     X    SOLE                   154433
Gartner Inc Class B         COMMON              366651206     3651   297077     X    SOLE                   297077
Goldcorp Inc                COMMON              380956409     1053    70036     X    SOLE                    70036
Hollywood Entertainment     COMMON              436141105      795    60713     X    SOLE                    60713
Kaneb Services LLC          COMMON              484173109      224     5187     X    SOLE                     5187
Liberty Media- A            COMMON              530718105     4709   428851     X    SOLE                   428851
Mandalay Resort Group       COMMON              562567107    20340   288798     X    SOLE                   288798
McLeod USA                  COMMON              582266706       19    26894     X    SOLE                    26894
Mylan Laboratories          COMMON              628530107     2412   136410     X    SOLE                   136410
Neighborcare Inc            COMMON              64015Y104     6212   202217     X    SOLE                   202217
Neiman Marcus cl B          COMMON              640204301     5435    81369     X    SOLE                    81369
NextWave Telecom            COMMON              65332M103    28962  3897922     X    SOLE                  3897922
PeopleSoft                  COMMON              712713106    12079   455800     X    SOLE                   455800
Sprint Corp                 COMMON              852061100    32071  1290602     X    SOLE                  1290602
Stelmar Shipping LTD        COMMON              V8726M103     8221   172313     X    SOLE                   172313
Veritas Software            COMMON              923436109     7762   271873     X    SOLE                   271873
Mandalay Bay Jan 60 Calls   OPTION              562567107      144      137     X    SOLE                      137
Mandalay Bay Mar 65 Calls   OPTION              562567107       87      156     X    SOLE                      156
Mandalay Bay Jan 65 call    OPTION              562567107     1293     2351     X    SOLE                     2351
Neighborcare Jan 25 Call    OPTION              64015Y104      638     1064     X    SOLE                     1064
Sprint Jan 22.5 Call        OPTION              852061100       52      211     X    SOLE                      211
Veritas May 25 Call         OPTION              923436109      653     1281     X    SOLE                     1281